Other current and Long Term liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current And Long Term Liabilities [Line Items]
R&D tax credit financing short term	$ 5,382	$ 7,121
Employee service award provision short term	0	285
Provision for retirement indemnity short term	55	0
Other	222	72
Total Other current liabilities	$ 5,659	$ 7,478